Loss per share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss Per Share Details [Abstract]
Net loss attributed to shareholders	$ (17,887)	$ (165,678)	$ (33,209)
Basic weighted average number of shares (in 000s)	24,853	25,442	21,002
Basic loss per share	$ (0.72)	$ (2.17)	$ (0.53)
Diluted loss per share	$ (0.72)	$ (2.17)	$ (0.53)